INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

As of June 30, 2026 and December 31, 2025, inventories consist of:

	June 30, 2026	December 31, 2025
	(Unaudited)
Raw materials	$3	$3
Finished goods	1,181,589	1,039,671
Inventories, gross	$1,181,592	$1,039,674
Allowance for slow-moving or obsolete inventories	(289,979)	(249,467)
Inventories, net	$891,613	$790,207